VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA F

File No. 811-10411, CIK 0001114800

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA F, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds, Columbia Funds Variable Insurance Trust, Federated Insurance Series, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, Fidelity Variable Insurance Products Fund and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On 3/1/10, Transamerica Series Trust, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On 2/26/10, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On 2/25/10, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

•	On 3/1/10, Columbia Funds Variable Insurance Trust filed its annual report with the Commission via EDGAR

(CIK: 0000898445);

•	On 3/1/10, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

•	On 2/23/10, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR

(CIK: 0000752737);

Securities and Exchange Commission

•	On 3/1/10, Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671);

•	On 2/26/10 , Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR

(CIK: 0000356494; 0000831016; 0000927384);

•	On 2/26/10, Wanger Advisors Trust filed its annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Life Insurance Company